INVESTMENTS IN EQUITY INVESTEES	12 Months Ended
Dec. 31, 2025
INVESTMENTS IN EQUITY INVESTEES
INVESTMENTS IN EQUITY INVESTEES

12.INVESTMENTS IN EQUITY INVESTEES

Name	As of December 31, 2024		As of December 31, 2025		Principal activities
	Voting right	Equity interest	Voting right	Equity interest
	(%)	(%)	(%)	(%)
V-G High Tech Energy Solutions Co., Ltd. (“V-G”)	49	48.6	49	48.6	Development and production of electric vehicle batteries and energy storage system

V-G’s head office is located at Vung Ang Economic Zone, Vung Ang Ward, Ha Tinh province.